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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01424

                                AIM Equity Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices)(Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/08

Item 1.  Schedule of Investments.

                          AIM CAPITAL DEVELOPMENT FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               CDV-QTR-1  1/08            A I M Advisors, Inc.

AIM CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2008
(Unaudited)

                                                         SHARES         VALUE
                                                      -----------   --------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-95.77%

ADVERTISING-0.96%
Focus Media Holding Ltd. -ADR
   (China)(b)(c)                                          353,832   $   17,001,628
                                                                    --------------
AEROSPACE & DEFENSE-3.35%
BE Aerospace, Inc. (c)                                    424,149       16,376,393
L-3 Communications Holdings,
   Inc.                                                   180,818       20,040,059
Precision Castparts Corp.                                 199,809       22,738,264
                                                                    --------------
                                                                        59,154,716
                                                                    --------------
AIR FREIGHT & LOGISTICS-1.06%
Robinson (C.H.) Worldwide, Inc.                           337,732       18,757,635
                                                                    --------------
APPAREL RETAIL-3.95%
Abercrombie & Fitch Co. -Class A
                                                          269,378       21,466,733
Aeropostale, Inc. (c)                                   1,079,402       30,406,754
Guess?, Inc.                                              482,914       18,017,521
                                                                    --------------
                                                                        69,891,008
                                                                    --------------
APPAREL, ACCESSORIES & LUXURY GOODS-3.43%
Coach, Inc. (c)                                           625,956       20,061,890
Hanesbrands, Inc. (c)                                     807,186       20,672,033
Polo Ralph Lauren Corp.                                   143,053        8,667,581
Under Armour, Inc. -Class A (b)(c)                        280,239       11,279,620
                                                                    --------------
                                                                        60,681,124
                                                                    --------------
APPLICATION SOFTWARE-3.16%
ANSYS, Inc. (c)                                           508,711       17,759,101
Citrix Systems, Inc. (c)                                  383,914       13,291,103
Solera Holdings Inc. (c)                                1,090,704       24,857,144
                                                                    --------------
                                                                        55,907,348
                                                                    --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.02%
SEI Investments Co.                                       652,836       18,083,557
                                                                    --------------
BIOTECHNOLOGY-2.73%
Cephalon, Inc. (c)                                        257,000       16,866,910
Genzyme Corp. (c)                                         231,000       18,048,030
OSI Pharmaceuticals, Inc. (c)                             336,000       13,399,680
                                                                    --------------
                                                                        48,314,620
                                                                    --------------
CASINOS & GAMING-1.14%
International Game Technology                             470,654       20,082,806
                                                                    --------------
COAL & CONSUMABLE FUELS-1.10%
Cameco Corp.  (Canada)(b)                                 265,422        8,984,535
Peabody Energy Corp.                                      192,000       10,371,840
                                                                    --------------
                                                                        19,356,375
                                                                    --------------

                                                         SHARES         VALUE
                                                      -----------   --------------
COMMUNICATIONS EQUIPMENT-1.56%
F5 Networks, Inc. (c)                                      83,610   $    1,967,343
Foundry Networks, Inc. (c)                                228,027        3,146,773
Infinera Corp. (c)                                        577,048        5,880,119
Juniper Networks, Inc. (c)                                226,072        6,137,855
Polycom, Inc. (c)                                         414,415       10,463,979
                                                                    --------------
                                                                        27,596,069
                                                                    --------------
COMPUTER & ELECTRONICS RETAIL-0.83%
GameStop Corp. -Class A (c)                               283,857       14,683,923
                                                                    --------------
COMPUTER HARDWARE-0.27%
NCR Corp. (c)                                             223,744        4,806,021
                                                                    --------------
CONSTRUCTION & ENGINEERING-1.83%
Aecom Technology Corp. (c)                                350,982        8,644,687
Foster Wheeler Ltd. (c)                                   347,151       23,769,429
                                                                    --------------
                                                                        32,414,116
                                                                    --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.34%
Joy Global Inc.                                           376,777       23,755,790
                                                                    --------------
DATA PROCESSING & OUTSOURCED SERVICES-2.29%
Alliance Data Systems Corp. (c)                           363,066       18,360,248
Fidelity National Information Services, Inc.              522,100       22,163,145
                                                                    --------------
                                                                        40,523,393
                                                                    --------------
DEPARTMENT STORES-1.04%
Kohl's Corp. (c)                                          402,951       18,390,684
                                                                    --------------
DISTRIBUTORS-0.93%
LKQ Corp. (c)                                             916,366       16,393,788
                                                                    --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-3.03%
Corrections Corp. of America (c)                          960,770       25,498,836
Equifax Inc.                                              130,425        4,837,463
IHS Inc. -Class A (c)                                     376,283       23,306,969
                                                                    --------------
                                                                        53,643,268
                                                                    --------------
DRUG RETAIL-1.19%
Shoppers Drug Mart Corp.  (Canada)                        427,700       20,959,089
                                                                    --------------
EDUCATION SERVICES-1.14%
Apollo Group, Inc. -Class A (c)                           251,692       20,069,920
                                                                    --------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.07%
General Cable Corp. (c)                                   327,521       18,999,493
                                                                    --------------

AIM CAPITAL DEVELOPMENT FUND

                                                         SHARES         VALUE
                                                      -----------   --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.24%
Amphenol Corp. -Class A                                   547,786   $   21,878,573
                                                                    --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.18%
EnergySolutions Inc. (c)                                  144,977        3,261,983
                                                                    --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-1.06%
Potash Corp. of Saskatchewan Inc.  (Canada)               132,794       18,708,019
                                                                    --------------
FOOTWEAR-1.30%
Crocs, Inc. (c)                                           658,379       22,905,005
                                                                    --------------
HEALTH CARE EQUIPMENT-4.05%
Hologic, Inc. (b)(c)                                      282,000       18,149,520
Intuitive Surgical, Inc. (c)                               13,140        3,337,560
Kinetic Concepts, Inc. (c)                                356,000       17,721,680
St. Jude Medical, Inc. (c)                                453,000       18,351,030
Zimmer Holdings, Inc. (c)                                 180,000       14,088,600
                                                                    --------------
                                                                        71,648,390
                                                                    --------------
HEALTH CARE SERVICES-2.79%
DaVita, Inc. (c)                                          316,639       16,892,691
Express Scripts, Inc. (c)                                 215,000       14,510,350
Pediatrix Medical Group, Inc. (c)                         263,000       17,907,670
                                                                    --------------
                                                                        49,310,711
                                                                    --------------
HEALTH CARE SUPPLIES-0.77%
Inverness Medical Innovations, Inc. (b)(c)                302,474       13,626,454
                                                                    --------------
HOME ENTERTAINMENT SOFTWARE-1.82%
Activision, Inc. (c)                                      775,377       20,059,003
Electronic Arts Inc. (c)                                  256,000       12,126,720
                                                                    --------------
                                                                        32,185,723
                                                                    --------------
HOTELS, RESORTS & CRUISE LINES-1.02%
Choice Hotels International, Inc. (b)                     540,382       18,048,759
                                                                    --------------
HOUSEWARES & SPECIALTIES-1.09%
Jarden Corp. (c)                                          772,220       19,336,389
                                                                    --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.76%
KGEN Power Corp.  (Acquired 01/12/07; Cost
   $12,297,138)(c)(d)                                     878,367       13,395,097
                                                                    --------------
INDUSTRIAL CONGLOMERATES-0.97%
McDermott International, Inc. (c)                         363,118       17,131,907
                                                                    --------------
INDUSTRIAL MACHINERY-0.96%
Flowserve Corp.                                           207,652       17,052,382
                                                                    --------------
INSURANCE BROKERS-0.63%
National Financial Partners Corp. (b)                     310,523       11,209,880
                                                                    --------------
INTERNET RETAIL-0.41%
Orbitz Worldwide, Inc. (b)(c)                           1,152,041        7,234,817
                                                                    --------------

                                                         SHARES         VALUE
                                                      -----------   --------------
INTERNET SOFTWARE & SERVICES-0.68%
VistaPrint Ltd. (c)                                       323,945   $   12,053,993
INVESTMENT BANKING & BROKERAGE-2.39%
MF Global Ltd. (c)                                        762,693       22,918,924
TD Ameritrade Holding Corp. (c)                         1,030,851       19,338,765
                                                                    --------------
                                                                        42,257,689
                                                                    --------------
IT CONSULTING & OTHER SERVICES-1.20%
Cognizant Technology Solutions Corp. -Class A (c)         308,181        8,598,250
Gartner, Inc. (c)                                         845,871       12,561,184
                                                                    --------------
                                                                        21,159,434
                                                                    --------------
LIFE SCIENCES TOOLS & SERVICES-1.82%
Applera Corp.-Applied Biosystems Group                    500,000       15,765,000
Pharmaceutical Product Development, Inc.                  380,000       16,476,800
                                                                    --------------
                                                                        32,241,800
                                                                    --------------
MANAGED HEALTH CARE-1.49%
Aveta, Inc.  (Acquired 12/21/05-02/21/06; Cost
   $13,947,028)(c)(d)                                   1,014,837        8,118,696
Humana Inc. (c)                                           226,000       18,147,800
                                                                    --------------
                                                                        26,266,496
                                                                    --------------
METAL & GLASS CONTAINERS-4.10%
Crown Holdings, Inc. (c)                                  884,599       21,690,367
Owens-Illinois, Inc. (c)                                  576,182       29,039,573
Pactiv Corp. (c)                                          762,801       21,823,737
                                                                    --------------
                                                                        72,553,677
                                                                    --------------
MULTI-LINE INSURANCE-1.02%
Genworth Financial Inc. -Class A                          738,116       17,965,743
                                                                    --------------
OIL & GAS DRILLING-1.14%
Noble Corp.                                               460,000       20,134,200
                                                                    --------------
OIL & GAS EQUIPMENT & SERVICES-4.73%
Cameron International Corp. (c)                           400,000       16,104,000
Compagnie Generale de Geophysique-Veritas -ADR
   (France)(b)(c)                                         321,337       15,000,011
FMC Technologies, Inc. (c)                                302,782       14,581,981
National-Oilwell Varco Inc. (c)                           308,000       18,550,840
Weatherford International Ltd. (c)                        315,000       19,470,150
                                                                    --------------
                                                                        83,706,982
                                                                    --------------
OIL & GAS EXPLORATION & PRODUCTION-2.19%
Quicksilver Resources Inc. (c)                            335,000       19,038,050
Southwestern Energy Co.                                   351,000       19,624,410
                                                                    --------------
                                                                        38,662,460
                                                                    --------------
OIL & GAS STORAGE & TRANSPORTATION-0.98%
Williams Cos., Inc. (The)                                 540,000       17,263,800
                                                                    --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CAPITAL DEVELOPMENT FUND

                                                         SHARES         VALUE
                                                      -----------   --------------
PHARMACEUTICALS-1.65%
Allergan, Inc.                                            208,000   $   13,975,520
Shire PLC -ADR (United Kingdom)                           282,500       15,212,625
                                                                    --------------
                                                                        29,188,145
                                                                    --------------
PROPERTY & CASUALTY INSURANCE-0.43%
Fidelity National Financial, Inc. - Class A               386,781        7,615,718
                                                                    --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.47%
Meruelo Maddux Properties, Inc. (c)                     1,595,258        8,375,104
                                                                    --------------
REGIONAL BANKS-0.61%
Signature Bank (c)                                        322,364       10,802,418
                                                                    --------------
RESTAURANTS-1.10%
Burger King Holdings Inc. (c)                             736,964       19,419,001
                                                                    --------------
SEMICONDUCTOR EQUIPMENT-0.67%
MEMC Electronic Materials, Inc. (c)                       166,613       11,906,165
                                                                    --------------
SEMICONDUCTORS-4.00%
Broadcom Corp. -Class A (c)                               767,306       16,942,117
Marvell Technology Group Ltd. (c)                       1,124,997       13,353,714
Maxim Integrated Products, Inc. (c)                       359,224        7,062,344
NVIDIA Corp. (c)                                          742,893       18,267,739
ON Semiconductor Corp. (b)(c)                           2,318,623       15,024,677
                                                                    --------------
                                                                        70,650,591
                                                                    --------------
SOFT DRINKS-0.96%
Hansen Natural Corp. (b)(c)                               439,504       16,947,274
                                                                    --------------
SPECIALIZED FINANCE-2.03%
IntercontinentalExchange Inc. (c)                         115,852       16,214,646
KKR Financial Holdings LLC                              1,128,263       18,322,991
MSCI Inc.- Class A (c)                                     38,373        1,265,158
                                                                    --------------
                                                                        35,802,795
                                                                    --------------
SPECIALTY CHEMICALS-0.46%
Wacker Chemie A.G.  (Germany)(e)                           37,140        8,038,033
                                                                    --------------
TIRES & RUBBER-0.94%
Goodyear Tire & Rubber Co. (The) (c)                      663,348       16,696,469
                                                                    --------------
TRUCKING-0.51%
Con-way Inc.                                              184,843        9,000,006
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES-2.73%
American Tower Corp. -Class A (c)                         406,967       15,273,472
Crown Castle International Corp. (c)                      487,865       17,655,834
SBA Communications Corp. -Class A (c)                     517,459       15,321,961
                                                                        48,251,267
                                                                    --------------
   Total Common Stocks & Other Equity Interests
      (Cost $1,554,341,447)                                          1,693,359,720
                                                                    --------------

                                                         SHARES         VALUE
                                                      -----------   --------------
PREFERRED STOCK-1.09%
MORTGAGE REIT'S-1.09%
Thornburg Mortgage Inc. -Series F, $2.50 Conv. Pfd.
   (Cost $17,978,650)                                     745,700   $   19,253,974
                                                                    --------------
MONEY MARKET FUNDS-5.17%
Liquid Assets Portfolio -Institutional Class(f)        45,708,486       45,708,486
Premier Portfolio -Institutional Class(f)              45,708,486       45,708,486
                                                                    --------------
   Total Money Market Funds
      (Cost $91,416,972)                                                91,416,972
                                                                    --------------

TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-102.03%
   (Cost $1,663,737,069)                                             1,804,030,666
                                                                    --------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-3.35%
Liquid Assets Portfolio -Institutional Class
   (Cost $59,195,106)(f)(g)                            59,195,106       59,195,106
                                                                    --------------
TOTAL INVESTMENTS-105.38%
   (Cost $1,722,932,175)                                             1,863,225,772
                                                                    --------------
OTHER ASSETS LESS LIABILITIES-(5.38)%                                  (95,080,670)
                                                                    --------------
NET ASSETS-100.00%                                                  $1,768,145,102
                                                                    ==============

Investment Abbreviations:

ADR     --  American Depositary Receipt
Conv.   --  Convertible
Pfd.    --  Preferred
REIT    --  Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at January 31, 2008.

(c)  Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2008 was $21,513,793, which represented 1.22% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at January 31, 2008 represented 0.46% of the Fund's Net Assets. See Note 1A.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CAPITAL DEVELOPMENT FUND

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CAPITAL DEVELOPMENT FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM CAPITAL DEVELOPMENT FUND

A. SECURITY VALUATIONS(CONTINUED) -Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM CAPITAL DEVELOPMENT FUND

F. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

G. COVERED CALL OPTIONS WRITTEN - The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                              VALUE     PURCHASES AT   PROCEEDS FROM      VALUE       DIVIDEND
FUND                        10/31/07        COST           SALES         01/31/08      INCOME
----                      -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio
   -Institutional Class   $35,784,678   $110,957,342   $(101,033,534)  $45,708,486   $  505,023
Premier Portfolio-
   Institutional Class     35,784,678    110,957,342    (101,033,534)   45,708,486      508,202
                          -----------   ------------   -------------   -----------   ----------
   SUBTOTAL               $71,569,356   $221,914,684   $(202,067,068)  $91,416,972   $1,013,225
                          ===========   ============   =============   ===========   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              VALUE      PURCHASES AT   PROCEEDS FROM       VALUE       DIVIDEND
FUND                        10/31/07         COST           SALES         01/31/08       INCOME*
----                      -----------    ------------   -------------   ------------   ----------
Liquid Assets Portfolio
   -Institutional Class   $143,722,105   $147,386,647   $(231,913,646)  $ 59,195,106   $  153,620
   TOTAL INVESTMENTS
      IN AFFILIATES       $215,291,461   $369,301,331   $(433,980,714)  $150,612,078   $1,166,845

*    Net of compensation to counterparties.

AIM CAPITAL DEVELOPMENT FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $59,611,249 were on loan to brokers. The loans were secured by cash collateral of $59,195,106 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $153,620 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                          CALL OPTION CONTRACTS
                          ---------------------
                          NUMBER OF    PREMIUMS
                          CONTRACTS    RECEIVED
                          ---------   ---------
Beginning of period          3,482    $ 191,387
Closed                      (3,482)    (191,387)
                            ------    ---------
End of period                   --    $      --
                            ======    =========

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $600,213,595 and $600,221,415, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 286,594,110
Aggregate unrealized (depreciation) of investment securities    (146,908,613)
                                                               -------------
Net unrealized appreciation of investment securities           $ 139,685,497
                                                               =============

Cost of investments for tax purposes is $1,723,540,275.

                                AIM CHARTER FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               CHT-QTR-1 1/08              A I M Advisors,Inc.

AIM Charter Fund

SCHEDULE OF INVESTMENTS(A)
January 31, 2008
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
DOMESTIC COMMON STOCKS-71.97%
AEROSPACE & DEFENSE-2.42%
Northrop Grumman Corp.                                  689,375   $   54,708,800
United Technologies Corp.                             1,125,000       82,586,250
                                                                  --------------
                                                                     137,295,050
                                                                  --------------
AIR FREIGHT & LOGISTICS-1.73%
United Parcel Service, Inc. -Class B                  1,339,492       97,997,235
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.58%
Polo Ralph Lauren Corp.                                 542,653       32,879,345
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.07%
Legg Mason, Inc.                                        841,903       60,617,016
                                                                  --------------
BIOTECHNOLOGY-2.97%
Amgen Inc. (b)                                        3,613,090      168,333,863
                                                                  --------------
BROADCASTING & CABLE TV-1.71%
Comcast Corp. -Class A (b)                            5,350,054       97,156,981
                                                                  --------------
COMMUNICATIONS EQUIPMENT-4.41%
Cisco Systems, Inc. (b)                               2,969,146       72,744,077
Corning Inc.                                          1,897,536       45,673,692
Motorola, Inc.                                       11,403,710      131,484,776
                                                                  --------------
                                                                     249,902,545
                                                                  --------------
COMPUTER HARDWARE-0.94%
International Business Machines Corp.                   496,679       53,313,524
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-1.74%
EMC Corp. (b)                                         3,344,239       53,073,073
Seagate Technology                                    2,251,704       45,642,040
                                                                  --------------
                                                                      98,715,113
                                                                  --------------
CONSUMER FINANCE-0.77%
American Express Co.                                    885,149       43,655,549
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.65%
Automatic Data Processing, Inc.                       2,311,268       93,768,143
                                                                  --------------
DEPARTMENT STORES-0.63%
Kohl's Corp. (b)                                        777,890       35,502,900
                                                                  --------------
DIVERSIFIED BANKS-2.20%
U.S. Bancorp                                            989,533       33,594,645
Wells Fargo & Co.                                     2,685,754       91,342,494
                                                                  --------------
                                                                     124,937,139
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
DRUG RETAIL-1.05%
Walgreen Co.                                          1,693,547   $   59,460,435
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.89%
Agilent Technologies, Inc. (b)                        3,160,546      107,174,115
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-1.44%
Tyco Electronics Ltd.                                 2,423,645       81,943,437
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-1.49%
Waste Management, Inc.                                2,600,922       84,373,910
                                                                  --------------
HEALTH CARE EQUIPMENT-3.43%
Covidien Ltd.                                         1,585,595       70,765,105
Medtronic, Inc.                                       2,651,075      123,460,563
                                                                  --------------
                                                                     194,225,668
                                                                  --------------
HYPERMARKETS & SUPER CENTERS-2.06%
Wal-Mart Stores, Inc.                                 2,297,313      116,887,285
                                                                  --------------
INDUSTRIAL CONGLOMERATES-4.08%
3M Co.                                                1,867,749      148,766,208
General Electric Co.                                  1,678,864       59,448,574
Tyco International Ltd.                                 591,656       23,287,580
                                                                  --------------
                                                                     231,502,362
                                                                  --------------
INSURANCE BROKERS-0.99%
Marsh & McLennan Cos., Inc.                           2,043,844       56,410,094
                                                                  --------------
INTEGRATED OIL & GAS-1.46%
Exxon Mobil Corp.                                       959,288       82,882,483
                                                                  --------------
MOVIES & ENTERTAINMENT-0.95%
News Corp. -Class A                                   2,842,511       53,723,458
                                                                  --------------
OFFICE ELECTRONICS-1.04%
Xerox Corp.                                           3,832,213       59,016,080
                                                                  --------------
OIL & GAS DRILLING-0.89%
Transocean Inc.                                         412,013       50,512,794
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-4.33%
BJ Services Co.                                       4,727,511      102,823,364
Schlumberger Ltd.                                       485,369       36,625,945
Smith International, Inc.                               726,052       39,359,279
Weatherford International Ltd. (b)                    1,077,823       66,620,239
                                                                  --------------
                                                                     245,428,827
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-3.02%
Apache Corp.                                            437,615       41,765,976
                                                                  --------------

AIM Charter Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)
Chesapeake Energy  Corp.                              2,256,246   $   84,000,038
XTO Energy, Inc.                                        874,479       45,420,439
                                                                  --------------
                                                                     171,186,453
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.56%
Citigroup Inc.                                        1,121,370       31,645,061
                                                                  --------------
PERSONAL PRODUCTS-2.37%
Avon Products, Inc.                                   1,913,274       67,002,855
Estee Lauder Cos. Inc. (The) -Class A                 1,591,758       67,172,188
                                                                  --------------
                                                                     134,175,043
                                                                  --------------
PHARMACEUTICALS-3.15%
Merck & Co. Inc.                                        770,545       35,660,823
Pfizer Inc.                                           6,111,736      142,953,505
                                                                  --------------
                                                                     178,614,328
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-5.17%
Berkshire Hathaway Inc. -Class A (b)                      1,008      137,088,000
Progressive Corp. (The)                               8,424,756      156,363,471
                                                                  --------------
                                                                     293,451,471
                                                                  --------------
PUBLISHING-1.07%
Washington Post Co. (The) -Class B                       81,880       60,918,720
                                                                  --------------
RAILROADS-0.78%
Union Pacific Corp.                                     351,573       43,957,172
                                                                  --------------
SEMICONDUCTORS-1.43%
Analog Devices, Inc.                                  1,643,110       46,598,600
Intel Corp.                                           1,618,775       34,318,030
                                                                  --------------
                                                                      80,916,630
                                                                  --------------
SOFT DRINKS-0.75%
Coca-Cola Co. (The)                                     719,345       42,563,644
                                                                  --------------
SPECIALIZED FINANCE-0.54%
Moody's Corp.                                           875,000       30,616,250
                                                                  --------------
SYSTEMS SOFTWARE-5.21%
Microsoft Corp.                                       4,238,940      138,189,444
Symantec Corp. (b)                                    8,762,844      157,117,793
                                                                  --------------
                                                                     295,307,237
                                                                  --------------
   Total Domestic Common Stocks
      (Cost $3,779,289,408)                                        4,080,967,360
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
INTERESTS-14.38%
ARGENTINA-0.58%
Tenaris S.A. -ADR (Oil & Gas Equipment &
   Services) (c)                                        821,272       32,842,667
                                                                  --------------
FINLAND-1.07%
Nokia Oyj -ADR (Communications Equipment)             1,640,203       60,605,501
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
FRANCE-2.25%
Renault S.A. (Automobile Manufacturers) (d)             293,478   $   33,458,260
Sanofi-Aventis -ADR (Pharmaceuticals)                   599,838       24,527,376
Total S.A. (Integrated Oil & Gas) (d)                   957,051       69,427,095
                                                                  --------------
                                                                     127,412,731
                                                                  --------------
GERMANY-0.08%
Henkel KGaA (Household Products) (d)                    107,061        4,494,905
                                                                  --------------
ISRAEL-1.54%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                  1,900,147       87,482,768
                                                                  --------------
JAPAN-1.27%
Fujitsu Ltd. (Computer Hardware)                      8,952,000       58,097,066
Sega Sammy Holdings Inc. (Leisure Products)
   (c)                                                1,197,200       13,962,829
                                                                  --------------
                                                                      72,059,895
                                                                  --------------
NETHERLANDS-2.51%
Koninklijke (Royal) Phillips Electronics
   N.V. (Industrial Conglomerates) (d)                1,551,716       60,880,849
Unilever N.V. (Packaged Foods & Meats) (d)            2,502,506       81,437,328
                                                                  --------------
                                                                     142,318,177
                                                                  --------------
SOUTH KOREA-0.60%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services) (c)                    1,370,000       34,017,100
                                                                  --------------
SWITZERLAND-0.31%
UBS A.G. (Diversified Capital Markets) (d)              425,000       17,586,111
                                                                  --------------
UNITED KINGDOM-4.17%
Cadbury Schweppes PLC (Packaged Foods &
   Meats) (d)                                        11,544,423      127,431,720
GlaxoSmithKline PLC -ADR (Pharmaceuticals)            1,169,186       55,396,032
Lloyds TSB Group PLC (Diversified Banks) (d)          6,113,612       53,829,480
                                                                  --------------
                                                                     236,657,232
                                                                  --------------
   Total Foreign Common Stocks & Other Equity
      Interests (Cost $659,495,163)                                  815,477,087
                                                                  --------------
FOREIGN PREFERRED STOCKS-0.59%
GERMANY-0.59%
Henkel KGaA -Pfd. (Household Products) (d)              735,000       33,649,151
                                                                  --------------
   Total Foreign Preferred Stocks
      (Cost $39,614,821)                                              33,649,151
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Charter Fund

                                                       SHARES          VALUE
                                                    -----------   --------------

MONEY MARKET FUNDS-12.83%
Liquid Assets Portfolio -Institutional
   Class(e)                                         363,823,125   $  363,823,125
Premier Portfolio -Institutional Class(e)           363,823,125      363,823,125
                                                                  --------------
   Total Money Market Funds
      (Cost $727,646,250)                                            727,646,250
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.77%
   (Cost $5,206,045,642)                                           5,657,739,848
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES ON LOAN

MONEY MARKET FUNDS-1.12%

Liquid Assets Portfolio -Institutional Class
   (Cost $63,419,813)(e)(f)                          63,419,813       63,419,813
                                                                  --------------
TOTAL INVESTMENTS-100.89%                                          5,721,159,661
   (Cost $5,269,465,455)
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(0.89)%                                (50,688,579)
                                                                  --------------
NET ASSETS-100.00%                                                $5,670,471,082
                                                                  --------------

Investment Abbreviations:

ADR  -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at January 31, 2008.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $482,194,899, which represented 8.50% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Charter Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Charter Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Charter Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                VALUE      PURCHASES AT   PROCEEDS FROM       VALUE       DIVIDEND
FUND                          10/31/07         COST           SALES         01/31/08       INCOME
----                        ------------   ------------   -------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class      $390,322,273   $328,028,583   $(354,527,731)  $363,823,125   $4,841,932
Premier  Portfolio-
   Institutional Class       390,322,273    328,028,583    (354,527,731)   363,823,125    4,880,910
                            ------------   ------------   -------------   ------------   ----------
   SUBTOTAL                 $780,644,546   $656,057,166   $(709,055,462)  $727,646,250   $9,722,842
                            ============   ============   =============   ============   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE      PURCHASES AT   PROCEEDS FROM       VALUE       DIVIDEND
FUND                          10/31/07         COST           SALES         01/31/08       INCOME*
----                        ------------   ------------   -------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class      $142,221,378   $110,959,263   $(189,760,828)  $ 63,419,813   $  233,250
                            ------------   ------------   -------------   ------------   ----------
   TOTAL INVESTMENTS IN
      AFFILIATES            $922,865,924   $767,016,429   $(898,816,290)  $791,066,063   $9,956,092
                            ============   ============   =============   ============   ==========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $61,682,770 were on loan to brokers. The loans were secured by cash collateral of $63,419,813 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $233,250 for securities lending transactions, which are net of compensation to counterparties.

AIM Charter Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $717,020,464 and $945,480,349 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 750,207,467
Aggregate unrealized (depreciation) of investment securities    (308,287,700)
                                                               -------------
Net unrealized appreciation of investment securities           $ 441,919,767
                                                               =============

Cost of investments for tax purposes is $5,279,239,894

                             AIM CONSTELLATION FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               CST-QTR-1 1/08              A I M Advisors,Inc.

AIM CONSTELLATION FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2008
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-89.95%
AEROSPACE & DEFENSE-8.90%
General Dynamics Corp.                                1,061,322   $   89,639,256
Honeywell International Inc.                          1,183,904       69,933,209
Precision Castparts Corp.                             1,087,722      123,782,764
Spirit AeroSystems Holdings Inc. -Class A (b)         4,289,204      118,467,815
Teledyne Technologies Inc. (b)                          340,467       17,578,311
United Technologies Corp.                             1,380,730      101,359,389
                                                                  --------------
                                                                     520,760,744
                                                                  --------------
APPAREL RETAIL-1.71%
Aeropostale, Inc. (b)                                 2,496,668       70,331,138
Gap, Inc. (The)                                       1,538,762       29,421,129
                                                                  --------------
                                                                      99,752,267
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.80%
Coach, Inc. (b)                                       1,462,873       46,885,080
                                                                  --------------
APPLICATION SOFTWARE-3.29%
Adobe Systems Inc. (b)                                2,044,230       71,404,954
Amdocs Ltd. (b)                                       1,977,676       65,441,299
Autodesk, Inc. (b)                                    1,347,610       55,454,151
                                                                  --------------
                                                                     192,300,404
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-3.66%
Ameriprise Financial, Inc.                            1,856,595      102,688,269
Janus Capital Group Inc.                              1,629,164       44,003,720
Waddell & Reed Financial, Inc. -Class A               2,037,584       67,607,037
                                                                  --------------
                                                                     214,299,026
                                                                  --------------
AUTO PARTS & EQUIPMENT-0.66%
BorgWarner, Inc.                                        763,193       38,625,198
                                                                  --------------
BIOTECHNOLOGY-4.73%
Biogen Idec Inc. (b)                                    934,804       56,976,304
Celgene Corp. (b)                                       756,127       42,426,286
Genzyme Corp. (b)                                       761,801       59,519,512
Gilead Sciences, Inc. (b)                             2,571,110      117,474,016
                                                                  --------------
                                                                     276,396,118
                                                                  --------------
COMMUNICATIONS EQUIPMENT-2.89%
Cisco Systems, Inc. (b)                               6,031,912      147,781,844
Juniper Networks, Inc. (b)                              785,873       21,336,452
                                                                  --------------
                                                                     169,118,296
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
COMPUTER HARDWARE-4.76%
Apple Inc. (b)                                        1,316,162   $  178,155,688
Dell Inc. (b)                                         2,418,545       48,467,642
Hewlett-Packard Co.                                   1,179,802       51,616,338
                                                                  --------------
                                                                     278,239,668
                                                                  --------------
CONSTRUCTION & ENGINEERING-2.62%
Chicago Bridge & Iron Co. N.V. -New York Shares       1,225,955       54,542,738
Foster Wheeler Ltd. (b)                               1,443,703       98,850,344
                                                                  --------------
CONSUMER ELECTRONICS-1.06%
Garmin Ltd.                                             861,072       62,126,345
                                                                  --------------
DIVERSIFIED METALS & MINING-0.34%
Titanium Metals Corp. (c)                               926,881       20,150,393
                                                                  --------------
DRUG RETAIL-0.54%
Longs Drug Stores Corp.                                 683,141       31,431,317
                                                                  --------------
EDUCATION SERVICES-1.58%
Apollo Group, Inc. -Class A (b)                       1,160,060       92,503,184
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.76%
Emerson Electric Co.                                  2,025,410      102,971,844
                                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.50%
Amphenol Corp. -Class A                               2,189,896       87,464,446
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-0.72%
Trimble Navigation Ltd. (b)                           1,595,425       42,198,991
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-2.16%
Monsanto Co.                                            742,493       83,485,913
Mosaic Co. (The) (b)                                    473,655       43,107,342
                                                                  --------------
                                                                     126,593,255
                                                                  --------------
FOOTWEAR-0.88%
Crocs, Inc. (b)                                       1,479,386       51,467,839
                                                                  --------------
HEALTH CARE DISTRIBUTORS-2.07%
AmerisourceBergen Corp.                                 898,510       41,915,492
McKesson Corp.                                        1,259,262       79,069,061
                                                                  --------------
                                                                     120,984,553
                                                                  --------------
HEALTH CARE FACILITIES-0.86%
VCA Antech, Inc. (b)                                  1,308,570       50,589,316
                                                                  --------------
HEALTH CARE SERVICES-1.66%
Express Scripts, Inc. (b)                             1,264,017       85,308,507
                                                                  --------------

AIM CONSTELLATION FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
HEALTH CARE SERVICES-(CONTINUED)
Pediatrix Medical Group, Inc. (b)                       170,820   $   11,631,134
                                                                  --------------
                                                                      96,939,641
                                                                  --------------
HOME ENTERTAINMENT SOFTWARE-1.23%
Electronic Arts Inc. (b)(c)                           1,513,898       71,713,348
                                                                  --------------
HOUSEHOLD PRODUCTS-1.52%
Clorox Co. (The)                                        452,934       27,773,913
Colgate-Palmolive Co.                                   791,070       60,912,390
                                                                  --------------
                                                                      88,686,303
                                                                  --------------
INDUSTRIAL CONGLOMERATES-2.18%
McDermott International, Inc. (b)                     2,699,528      127,363,731
                                                                  --------------
INTEGRATED OIL & GAS-1.87%
Occidental Petroleum Corp.                            1,610,474      109,302,870
                                                                  --------------
INTERNET RETAIL-3.10%
Amazon.com, Inc. (b)                                  1,798,582      139,749,821
Expedia, Inc. (b)                                     1,815,436       41,791,337
                                                                  --------------
                                                                     181,541,158
                                                                  --------------
INTERNET SOFTWARE & SERVICES-4.71%
eBay Inc. (b)                                         2,902,884       78,058,551
Google Inc. -Class A (b)                                350,160      197,595,288
                                                                  --------------
                                                                     275,653,839
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-2.07%
Goldman Sachs Group, Inc. (The)                         478,393       96,046,962
optionsXpress Holdings Inc.                             923,981       25,058,365
                                                                  --------------
                                                                     121,105,327
                                                                  --------------
IT CONSULTING & OTHER SERVICES-1.56%
Accenture Ltd. -Class A                               2,633,880       91,184,926
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-2.70%
Applera Corp.-Applied Biosystems Group                2,032,965       64,099,387
Thermo Fisher Scientific, Inc. (b)                    1,238,615       63,776,286
Varian Inc. (b)                                         550,755       29,878,459
                                                                  --------------
                                                                     157,754,132
                                                                  --------------
MANAGED HEALTH CARE-1.88%
Health Net Inc. (b)                                   2,363,138      109,862,286
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-2.56%
Cameron International Corp. (b)                       1,112,464       44,787,801
National-Oilwell Varco Inc. (b)                       1,738,566      104,713,830
                                                                  --------------
                                                                     149,501,631
                                                                  --------------
OIL & GAS REFINING & MARKETING-1.95%
Valero Energy Corp.                                   1,926,594      114,035,099
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.86%
JPMorgan Chase & Co.                                  2,294,441   $  109,100,670
                                                                  --------------
PHARMACEUTICALS-3.53%
Johnson & Johnson                                       558,838       35,352,092
Merck & Co. Inc.                                      2,402,492      111,187,330
Schering-Plough Corp.                                 3,069,678       60,073,598
                                                                  --------------
                                                                     206,613,020
                                                                  --------------
SEMICONDUCTORS-1.51%
Texas Instruments Inc.                                2,851,656       88,201,720
                                                                  --------------
SOFT DRINKS-1.25%
Hansen Natural Corp. (b)(c)                           1,134,661       43,752,528
PepsiCo, Inc.                                           427,857       29,175,569
                                                                  --------------
                                                                      72,928,097
                                                                  --------------
SPECIALIZED FINANCE-0.92%
Nasdaq Stock Market Inc. (b)                          1,158,160       53,588,063
                                                                  --------------
SPECIALTY STORES-0.56%
PetSmart, Inc.                                        1,433,229       32,777,947
                                                                  --------------
SYSTEMS SOFTWARE-3.24%
MICROS Systems, Inc. (b)                                871,774       53,683,843
Microsoft Corp.                                       4,175,315      136,115,269
                                                                  --------------
                                                                     189,799,112
                                                                  --------------
TOBACCO-0.60%
UST Inc.                                                675,604       35,104,384
                                                                  --------------
      Total Common Stocks & Other Equity
         Interests (Cost $4,605,684,581)                           5,261,008,670
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-8.62%
CANADA-1.69%
Research In Motion Ltd. (Communications
   Equipment) (b)                                     1,051,688       98,732,469
                                                                  --------------
HONG KONG-0.72%
China Mobile Ltd. (Wireless Telecommunication
   Services) (d)                                      2,855,500       42,167,573
                                                                  --------------
ISRAEL-0.92%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                  1,171,254       53,924,534
                                                                  --------------
JAPAN-1.34%
Komatsu Ltd. (Construction & Farm Machinery
   & Heavy Trucks) (d)                                3,237,200       78,161,724
                                                                  --------------
SWITZERLAND-3.29%
ABB Ltd. (Heavy Electrical Equipment) (d)             3,377,695       84,503,436
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals)                                           409,450      107,969,328
                                                                  --------------
                                                                     192,472,764
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CONSTELLATION FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
UNITED KINGDOM-0.66%
Shire PLC (Pharmaceuticals)  (Acquired
   02/20/07; Cost $3,360,514)(d)(e)                     160,282   $    2,857,885
Shire PLC (Pharmaceuticals) (d)                       2,011,848       35,871,961
                                                                  --------------
                                                                      38,729,846
                                                                  --------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $321,984,556)                                         504,188,910
                                                                  --------------
MONEY MARKET FUNDS-1.81%
Liquid Assets Portfolio -Institutional
   Class(f)                                          52,954,914       52,954,914
Premier Portfolio -Institutional Class(f)            52,954,914       52,954,914
                                                                  --------------
      Total Money Market Funds
         (Cost $105,909,828)                                         105,909,828
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.38%
   (Cost $5,033,578,965)                                           5,871,107,408
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-0.74%
Liquid Assets Portfolio -Institutional Class
   (Cost $43,405,560)(f)(g)                          43,405,560       43,405,560
                                                                  --------------
TOTAL INVESTMENTS-101.12%
   (Cost $5,076,984,525)                                           5,914,512,968
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(1.12)%                                (65,547,491)
                                                                  --------------
NET ASSETS-100.00%                                                $5,848,965,477
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at January 31, 2008.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $243,562,579, which represented 4.16% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at January 31, 2008 represented 0.05% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Constellation Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Constellation Fund

A. SECURITY VALUATIONS- (CONTINUED)-Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Constellation Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                   CHANGE IN
                                                                   UNREALIZED
                       VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION        VALUE      DIVIDEND     REALIZED
FUND                 10/31/07        AT COST         SALES       (DEPRECIATION)     01/31/08      INCOME    GAIN (LOSS)
----               ------------   ------------   -------------   --------------   ------------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional
   Class            $28,094,959   $329,069,118   $(304,209,163)        $--         $52,954,914   $467,284        $--

Premier
   Portfolio-
   Institutional
   Class             28,094,959    329,069,118    (304,209,163)         --           52,954,914    471,941        --
                    -----------   ------------   -------------         ---         ------------   --------       ---
SUBTOTAL            $56,189,918   $658,138,236   $(608,418,326)        $--         $105,909,828   $939,225       $--
                    ===========   ============   =============         ===         ============   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                   CHANGE IN
                                                                   UNREALIZED
                       VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION        VALUE      DIVIDEND     REALIZED
FUND                 10/31/07        AT COST         SALES       (DEPRECIATION)     01/31/08      INCOME*   GAIN (LOSS)
----               ------------   ------------   -------------   --------------   ------------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional
   Class           $124,552,355   $210,932,630   $(292,079,425)        $--         $43,405,560   $192,257        $--

*    Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended January 31, 2008.

                                                                   CHANGE IN
                                                                   UNREALIZED
                       VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                 10/31/07        AT COST         SALES       (DEPRECIATION)     01/31/08       INCOME     GAIN (LOSS)
----               ------------   ------------   -------------   --------------   ------------   ----------   -----------
DSW  Inc.          $ 33,137,550            --    $ (25,714,397)    $2,219,329     $         --   $       --   $(9,642,482)
                   ------------   ------------   -------------     ----------     ------------   ----------   -----------
   TOTAL
   INVESTMENTS
   IN AFFILIATES   $213,879,823   $869,070,866   $(926,212,148)    $2,219,329     $149,315,388   $1,131,482   $(9,642,482)
                   ============   ============   =============     ==========     ============   ==========   ===========

AIM Constellation Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $42,336,538 were on loan to brokers. The loans were secured by cash collateral of $43,405,560 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $192,257 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $1,393,466,586 and $1,794,984,054 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $1,090,445,016
Aggregate unrealized (depreciation) of investment securities     (258,140,687)
                                                               --------------
Net unrealized appreciation of investment securities           $  832,304,329
                                                               ==============

Cost of investments for tax purposes is $5,082,208,639.

                          AIM DIVERSIFIED DIVIDEND FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               DDI-QTR-1 1/08              A I M Advisors,Inc.

AIM Diversified Dividend Fund

SCHEDULE OF INVESTMENTS (a)
January 31, 2008
(Unaudited)

                                                      SHARES          VALUE
                                                   -----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.97%
AEROSPACE & DEFENSE-2.55%
Raytheon Co.                                           583,708   $   38,022,739
United Technologies Corp.                               60,973        4,476,028
                                                                 --------------
                                                                     42,498,767
                                                                 --------------
APPAREL RETAIL-2.62%
Limited Brands, Inc.                                 1,250,000       23,862,500
TJX Cos., Inc. (The)                                   624,685       19,715,059
                                                                 --------------
                                                                     43,577,559
                                                                 --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.53%
VF Corp.                                               114,112        8,828,845
                                                                 --------------
ASSET MANAGEMENT & CUSTODY BANKS-2.96%
Bank of New York Mellon Corp. (The)                    193,770        9,035,495
Blackstone Group L.P. (The) (b)                        544,573        9,992,915
Federated Investors, Inc. -Class B                     384,876       16,384,171
State Street Corp.                                     169,005       13,878,691
                                                                 --------------
                                                                     49,291,272
                                                                 --------------
AUTO PARTS & EQUIPMENT-1.68%
Johnson Controls, Inc.                                 789,300       27,917,541
                                                                 --------------
BREWERS-2.40%
Anheuser-Busch Cos., Inc.                              858,840       39,953,237
                                                                 --------------
CASINOS & GAMING-0.93%
International Game Technology                          362,322       15,460,280
                                                                 --------------
COMMUNICATIONS EQUIPMENT-0.94%
Motorola, Inc.                                       1,354,553       15,617,996
                                                                 --------------
COMPUTER HARDWARE-3.49%
Hewlett-Packard Co.                                    277,981       12,161,669
International Business Machines Corp.                  428,100       45,952,254
                                                                 --------------
                                                                     58,113,923
                                                                 --------------
CONSUMER FINANCE-2.34%
Capital One Financial Corp.                            708,995       38,860,016
                                                                 --------------
DATA PROCESSING & OUTSOURCED SERVICES-3.12%
Automatic Data Processing, Inc.                        798,073       32,377,821
Western Union Co.                                      875,682       19,615,277
                                                                 --------------
                                                                     51,993,098
                                                                 --------------
DISTRIBUTORS-0.52%
Genuine Parts Co.                                      196,907        8,650,124
                                                                 --------------

                                                      SHARES          VALUE
                                                   -----------   --------------
DIVERSIFIED BANKS-1.37%
U.S. Bancorp                                           508,203   $   17,253,492
Wachovia Corp.                                         144,143        5,611,487
                                                                 --------------
                                                                     22,864,979
                                                                 --------------
DIVERSIFIED CHEMICALS-2.15%
E. I. du Pont de Nemours and Co.                       464,500       20,986,110
PPG Industries, Inc.                                   225,000       14,870,250
                                                                 --------------
                                                                     35,856,360
                                                                 --------------
ELECTRIC UTILITIES-3.66%
American Electric Power Co., Inc.                      785,315       33,635,041
Exelon Corp.                                           356,956       27,196,478
                                                                 --------------
                                                                     60,831,519
                                                                 --------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.92%
Emerson Electric Co.                                   627,045       31,878,968
                                                                 --------------
FOOD DISTRIBUTORS-1.82%
Sysco Corp.                                          1,040,334       30,221,703
FOREST PRODUCTS-1.04%
Weyerhaeuser Co.                                       256,239       17,352,505
                                                                 --------------
GENERAL MERCHANDISE STORES-1.50%
Target Corp.                                           449,900       25,005,442
                                                                 --------------
HEALTH CARE EQUIPMENT-3.15%
Baxter International Inc.                              135,172        8,210,347
Medtronic, Inc.                                        649,632       30,253,362
Stryker Corp.                                          207,100       13,869,487
                                                                 --------------
                                                                     52,333,196
                                                                 --------------
HOME IMPROVEMENT RETAIL-1.90%
Home Depot, Inc. (The)                               1,029,458       31,573,477
                                                                 --------------
HOUSEHOLD APPLIANCES-1.04%
Snap-on Inc.                                           351,900       17,285,328
                                                                 --------------
HOUSEHOLD PRODUCTS-2.40%
Colgate-Palmolive Co.                                  144,500       11,126,500
Kimberly-Clark Corp.                                   438,900       28,813,785
                                                                 --------------
                                                                     39,940,285
                                                                 --------------
HYPERMARKETS & SUPER CENTERS-1.46%
Wal-Mart Stores, Inc.                                  477,270       24,283,498
                                                                 --------------
INDUSTRIAL CONGLOMERATES-0.59%
General Electric Co.                                   279,061        9,881,550
                                                                 --------------
INDUSTRIAL MACHINERY-4.25%
Illinois Tool Works Inc.                               763,196       38,465,078
                                                                 --------------

AIM Diversified Dividend Fund

                                                      SHARES          VALUE
                                                   -----------   --------------
INDUSTRIAL MACHINERY-(CONTINUED)
Pentair, Inc. (b)                                    1,015,800   $   32,261,808
                                                                 --------------
                                                                     70,726,886
                                                                 --------------
INSURANCE BROKERS-2.37%
Marsh & McLennan Cos., Inc.                          1,430,813       39,490,439
                                                                 --------------
INTEGRATED OIL & GAS-4.34%
Eni S.p.A.  (Italy) (c)                                412,800       13,305,158
Exxon Mobil Corp.                                      130,033       11,234,851
Occidental Petroleum Corp.                             441,749       29,981,505
Total S.A.  (France) (c)                               243,404       17,657,191
                                                                 --------------
                                                                     72,178,705
                                                                 --------------
INTEGRATED TELECOMMUNICATION SERVICES-1.01%
AT&T Inc.                                              438,138       16,863,932
                                                                 --------------
LEISURE PRODUCTS-1.40%
Brunswick Corp. (b)                                  1,225,101       23,264,668
                                                                 --------------
LIFE & HEALTH INSURANCE-1.28%
StanCorp Financial Group, Inc.                         432,851       21,300,598
                                                                 --------------
MULTI-UTILITIES-2.45%
Dominion Resources, Inc.                               659,326       28,351,018
Wisconsin Energy Corp.                                 271,701       12,370,546
                                                                 --------------
                                                                     40,721,564
                                                                 --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.31%
Bank of America Corp.                                   80,023        3,549,020
Citigroup Inc.                                         648,063       18,288,338
                                                                 --------------
                                                                     21,837,358
                                                                 --------------
PACKAGED FOODS & MEATS-3.97%
General Mills, Inc.                                    581,981       31,781,982
Kraft Foods Inc. -Class A                              810,517       23,715,728
Sara Lee Corp.                                         747,246       10,506,279
                                                                 --------------
                                                                     66,003,989
                                                                 --------------
PHARMACEUTICALS-10.12%
Abbott Laboratories                                    168,833        9,505,298
Bristol-Myers Squibb Co.                               451,500       10,470,285
Johnson & Johnson                                      892,425       56,454,806
Lilly (Eli) and Co.                                    693,004       35,703,566
Novartis A.G.  (Switzerland) (c)                       408,700       20,680,130
Pfizer Inc.                                          1,142,446       26,721,812
Wyeth                                                  223,929        8,912,374
                                                                 --------------
                                                                    168,448,271
                                                                 --------------
PUBLISHING-0.72%
Gannett Co., Inc.                                      323,327       11,963,099
                                                                 --------------
REGIONAL BANKS-3.76%
Fifth Third Bancorp                                  1,149,793       31,159,390
SunTrust Banks, Inc.                                   455,256       31,389,901
                                                                 --------------
                                                                     62,549,291
                                                                 --------------
RESTAURANTS-0.79%
Brinker International, Inc.                            706,420       13,146,476
                                                                 --------------

                                                      SHARES          VALUE
                                                   -----------   --------------
SEMICONDUCTORS-2.82%
Linear Technology Corp.                                478,524   $   13,240,759
Texas Instruments Inc.                               1,088,662       33,672,316
                                                                 --------------
                                                                     46,913,075
                                                                 --------------
SOFT DRINKS-0.49%
Coca-Cola Co. (The)                                    137,525        8,137,354
                                                                 --------------
SPECIALIZED CONSUMER SERVICES-0.80%
H&R Block, Inc.                                        694,212       13,377,465
                                                                 --------------
SPECIALTY CHEMICALS-1.17%
Ecolab Inc.                                            403,000       19,444,750
                                                                 --------------
SYSTEMS SOFTWARE-1.91%
Microsoft Corp.                                        973,349       31,731,177
                                                                 --------------
THRIFTS & MORTGAGE FINANCE-2.22%
Fannie Mae                                             452,600       15,325,036
Hudson City Bancorp, Inc.                            1,319,783       21,618,046
                                                                 --------------
                                                                     36,943,082
                                                                 --------------
TOBACCO-1.71%
Altria Group, Inc.                                     376,349       28,534,781
                                                                 --------------
   Total Common Stocks & Other Equity Interests
      (Cost $1,486,300,353)                                       1,613,648,428
                                                                 --------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   --------------
U.S. TREASURY NOTES-0.18%
   3.38%, 02/15/08  (Cost $2,999,416)              $ 3,000,000        2,999,416
                                                                 --------------
MONEY MARKET FUNDS-2.49%
Liquid Assets Portfolio -Institutional Class(d)     20,740,738       20,740,738
Premier Portfolio -Institutional Class(d)           20,740,738       20,740,738
                                                                 --------------
   Total Money Market Funds
      (Cost $41,481,476)                                             41,481,476
                                                                 --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.64%
   (Cost $1,530,781,245)                                          1,658,129,320
                                                                 --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-0.78%
Liquid Assets Portfolio -Institutional Class
    (Cost $13,020,770)(d)(e)                        13,020,770       13,020,770
                                                                 --------------
TOTAL INVESTMENTS-100.42%
    (Cost $1,543,802,015)                                         1,671,150,090
                                                                 --------------
OTHER ASSETS LESS LIABILITIES-(0.42)%                                (7,029,519)
                                                                 --------------
NET ASSETS-100.00%                                               $1,664,120,571
                                                                 ==============

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Diversified Dividend Fund

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at January 31, 2008.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $51,642,479, which represented 3.10% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Diversified Dividend Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Diversified Dividend Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Diversified Dividend Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                        VALUE        PURCHASES    PROCEEDS FROM        VALUE         DIVIDEND
FUND                  10/31/07        AT COST         SALES          01/31/08         INCOME
----                ------------   ------------   -------------   --------------   -----------
Liquid Assets
   Portfolio -
   Institutional
   Class             $38,019,100    $29,611,632    $(46,889,994)    $20,740,738     $445,202
Premier
   Portfolio-
   Institutional
   Class              38,019,100     29,611,632     (46,889,994)     20,740,738       448,897
                     -----------    -----------    ------------     -----------     ---------
   SUBTOTAL          $76,038,200    $59,223,264    $(93,779,988)    $41,481,476     $ 894,099
                     ===========    ===========    ============     ===========     =========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                        VALUE        PURCHASES    PROCEEDS FROM       VALUE         DIVIDEND
FUND                  10/31/07        AT COST         SALES         01/31/08         INCOME*
----                ------------   ------------   -------------   --------------   -----------
Liquid Assets       $ 41,692,750   $ 65,636,723   $ (94,308,703)    $13,020,770      $ 82,181
   Portfolio -
   Institutional
   Class
                    ------------   ------------   -------------     -----------      --------
   TOTAL
      INVESTMENTS
      IN
      AFFILIATES    $117,730,950   $124,859,987   $(188,088,691)    $54,502,246      $976,280
                    ============   ============   =============     ===========      ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $12,675,513 were on loan to brokers. The loans were secured by cash collateral of $13,020,770 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $82,181 for securities lending transactions, which are net of compensation to counterparties.

AIM Diversified Dividend Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $84,390,666 and $127,684,789, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 254,720,659
Aggregate unrealized (depreciation) of investment securities    (128,466,029)
                                                               -------------
Net unrealized appreciation of investment securities           $ 126,254,630
                                                               =============

Cost of investments for tax purposes is $1,544,895,460.

                         AIM LARGE CAP BASIC VALUE FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com              LCBV-QTR-1 1/08              A I M Advisors,Inc.

AIM Large Cap Basic Value Fund

SCHEDULE OF INVESTMENTS(A)
January 31, 2008
(Unaudited)

                                                          SHARES        VALUE
                                                        ---------   ------------
DOMESTIC COMMON STOCKS-89.89%
ADVERTISING-4.87%
Interpublic Group of Cos., Inc. (The) (b)                 748,103   $  6,680,560
Omnicom Group Inc.                                        201,335      9,134,569
                                                                    ------------
                                                                      15,815,129
                                                                    ------------
AEROSPACE & DEFENSE-0.64%
Honeywell International Inc.                               35,277      2,083,812
                                                                    ------------
APPAREL RETAIL-2.22%
Gap, Inc. (The)                                           376,517      7,199,005
                                                                    ------------
BREWERS-2.27%
Molson Coors Brewing Co. -Class B                         164,717      7,357,908
                                                                    ------------
COMPUTER HARDWARE-3.39%
Dell Inc. (b)                                             548,432     10,990,577
                                                                    ------------
CONSUMER FINANCE-1.03%
SLM Corp.                                                 153,299      3,334,253
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES-3.51%
Western Union Co.                                         507,818     11,375,123
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES-1.22%
Tyco Electronics Ltd.                                     117,109      3,959,455
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES-0.92%
Waste Management, Inc.                                     92,250      2,992,590
                                                                    ------------
GENERAL MERCHANDISE STORES-3.13%
Target Corp.                                              182,459     10,141,071
                                                                    ------------
HEALTH CARE DISTRIBUTORS-3.51%
Cardinal Health, Inc.                                     196,285     11,378,641
                                                                    ------------
HEALTH CARE EQUIPMENT-1.76%
Baxter International Inc.                                  94,160      5,719,278
                                                                    ------------
HOME IMPROVEMENT RETAIL-2.82%
Home Depot, Inc. (The)                                    298,183      9,145,273
                                                                    ------------
HOUSEHOLD APPLIANCES-1.52%
Whirlpool Corp.                                            58,100      4,944,891
                                                                    ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-2.85%
Robert Half International, Inc.                           332,415      9,234,489
                                                                    ------------
INDUSTRIAL CONGLOMERATES-4.06%
General Electric Co.                                      211,351      7,483,939
                                                                    ------------

                                                          SHARES        VALUE
                                                        ---------   ------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)
Tyco International Ltd.                                   144,740   $  5,696,966
                                                                    ------------
                                                                      13,180,905
                                                                    ------------
INDUSTRIAL MACHINERY-2.72%
Illinois Tool Works Inc.                                  175,280      8,834,112
                                                                    ------------
INSURANCE BROKERS-1.96%
Marsh & McLennan Cos., Inc.                               230,718      6,367,817
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-4.49%
Merrill Lynch & Co., Inc.                                 138,943      7,836,385
Morgan Stanley                                            136,471      6,745,762
                                                                    ------------
                                                                      14,582,147
                                                                    ------------
MANAGED HEALTH CARE-4.29%
UnitedHealth Group Inc.                                   273,706     13,915,213
                                                                    ------------
MOVIES & ENTERTAINMENT-1.52%
Walt Disney Co. (The)                                     164,190      4,914,207
                                                                    ------------
MULTI-LINE INSURANCE-3.02%
American International Group, Inc.                        135,483      7,473,242
Hartford Financial Services Group, Inc.
   (The)                                                   28,647      2,313,818
                                                                    ------------
                                                                       9,787,060
                                                                    ------------
OIL & GAS DRILLING-1.89%
Transocean Inc.                                            50,012      6,131,471
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES-5.24%
Halliburton Co.                                           265,991      8,822,921
Schlumberger Ltd.                                         108,430      8,182,128
                                                                    ------------
                                                                      17,005,049
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-5.87%
Citigroup Inc.                                            369,837     10,436,800
JPMorgan Chase & Co.                                      181,213      8,616,678
                                                                    ------------
                                                                      19,053,478
                                                                    ------------
PHARMACEUTICALS-2.32%
Wyeth                                                     188,681      7,509,504
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-1.19%
XL Capital Ltd. -Class A                                   85,700      3,856,500
                                                                    ------------
SEMICONDUCTOR EQUIPMENT-3.01%
KLA-Tencor Corp.                                          233,966      9,775,100
                                                                    ------------
SPECIALIZED FINANCE-2.66%
Moody's Corp.                                             246,951      8,640,816
                                                                    ------------

AIM Large Cap Basic Value Fund

                                                          SHARES        VALUE
                                                        ---------   ------------
SYSTEMS SOFTWARE-5.25%
CA Inc.                                                   361,701   $  7,968,273
Microsoft Corp.                                           278,486      9,078,644
                                                                    ------------
                                                                      17,046,917
                                                                    ------------
THRIFTS & MORTGAGE FINANCE-3.59%
Fannie Mae                                                285,775      9,676,342
Washington Mutual, Inc.                                    98,800      1,968,096
                                                                    ------------
                                                                      11,644,438
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES-1.15%
Sprint Nextel Corp.                                       354,018      3,727,810
      Total Domestic Common Stocks                                   291,644,039
      (Cost $256,857,553)
                                                                    ------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS
   -7.33%
FRANCE-2.65%
Sanofi-Aventis (Pharmaceuticals) (c)                      105,551      8,596,992
                                                                    ------------
MEXICO-2.84%
Cemex S.A.B. de C.V. -ADR (Construction
   Materials) (b)                                         340,566      9,232,744
                                                                    ------------
NETHERLANDS-1.84%
Unilever N.V. (Packaged Foods & Meats) (c)                183,264      5,963,834
                                                                    ------------
      Total Foreign Common Stocks & Other Equity
         Interests
      (Cost $19,862,327)                                              23,793,570
                                                                    ------------
MONEY MARKET FUNDS-2.08%
Liquid Assets Portfolio -Institutional
   Class(d)                                             3,380,526      3,380,526
Premier Portfolio -Institutional Class(d)               3,380,526      3,380,526
                                                                    ------------
      Total Money Market Funds
         (Cost $6,761,052)                                             6,761,052
                                                                    ------------
TOTAL INVESTMENTS-99.30%
   (Cost $283,480,932)                                               322,198,661
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-0.70%                                    2,259,469
                                                                    ------------
NET ASSETS-100.00%                                                  $324,458,130
                                                                    ============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $14,560,826, which represented 4.49% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Large Cap Basic Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Large Cap Basic Value Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Large Cap Basic Value Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                      VALUE      PURCHASES      PROCEEDS        VALUE     DIVIDEND
FUND                10/31/07      AT COST      FROM SALES     01/31/08     INCOME
----               ----------   -----------   ------------   ----------   -------
Liquid Assets
   Portfolio -
   Institutional
   Class           $1,299,101   $15,302,944   $(13,221,519)  $3,380,526    $40,927

Premier
   Portfolio-
   Institutional
   Class            1,299,101    15,302,944    (13,221,519)   3,380,526     41,363
                   ----------   -----------   ------------   ----------   --------
   SUBTOTAL        $2,598,202   $30,605,888   $(26,443,038)  $6,761,052    $82,290
                   ==========   ===========   ============   ==========    =======

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                           VALUE      PURCHASES      PROCEEDS        VALUE     DIVIDEND
FUND                     10/31/07      AT COST      FROM SALES     01/31/08     INCOME*
----                    ----------   -----------   ------------   ----------   --------
Liquid Assets
   Portfolio -
   Institutional
   Class                $4,950,630   $   663,837   $ (5,614,467)  $       --    $11,118
                        ----------   -----------   ------------   ----------    -------
   TOTAL INVESTMENTS
      IN AFFILIATES     $7,548,832   $31,269,725   $(32,057,505)  $6,761,052    $93,408
                        ==========   ===========   ============   ==========    =======

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, there were no securities out on loan. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $11,118 for securities lending transactions during the period, which are net of compensation to counterparties.

AIM Large Cap Basic Value Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $49,716,968 and $63,869,698, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 59,905,998
Aggregate unrealized (depreciation) of investment securities    (22,475,240)
                                                               ------------
Net unrealized appreciation of investment securities           $ 37,430,758
                                                               ============

Cost of investments for tax purposes is $284,767,903.

                            AIM LARGE CAP GROWTH FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008


                                                        [AIM INVESTMENTS LOGO]
                                                       - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM                LCG-QTR-1 1/08            A I M Advisors, Inc.

AIM LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2008
(Unaudited)

                                                            SHARES         VALUE
                                                          ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-81.47%
AEROSPACE & DEFENSE-11.79%
Boeing Co. (The)                                             376,448   $   31,312,944
General Dynamics Corp.                                       372,296       31,444,120
Honeywell International Inc.                                 617,570       36,479,860
Lockheed Martin Corp.                                        752,079       81,164,366
Raytheon Co.                                                 636,602       41,468,254
United Technologies Corp.                                    231,392       16,986,487
                                                                       --------------
                                                                          238,856,031
                                                                       --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.81%
Janus Capital Group Inc.                                     610,797       16,497,627
                                                                       --------------
AUTO PARTS & EQUIPMENT-0.86%
BorgWarner, Inc.                                             344,632       17,441,826
                                                                       --------------
AUTOMOTIVE RETAIL-0.92%
AutoZone, Inc. (b)                                           155,000       18,736,400
                                                                       --------------
BIOTECHNOLOGY-1.23%
Biogen Idec Inc. (b)                                         409,244       24,943,422
                                                                       --------------
COMMUNICATIONS EQUIPMENT-3.91%
Cisco Systems, Inc. (b)                                    2,546,578       62,391,161
Juniper Networks, Inc. (b)                                   619,000       16,805,850
                                                                       --------------
                                                                           79,197,011
                                                                       --------------
COMPUTER HARDWARE-8.52%
Apple Inc. (b)                                               389,600       52,736,256
Hewlett-Packard Co.                                        2,070,308       90,575,975
International Business Machines Corp.                        272,927       29,295,984
                                                                       --------------
                                                                          172,608,215
                                                                       --------------
CONSTRUCTION & ENGINEERING-2.37%
Chicago Bridge & Iron Co. N.V. -New York Shares              627,966       27,938,207
Fluor Corp.                                                  165,000       20,075,550
                                                                       --------------
                                                                           48,013,757
                                                                       --------------
DATA PROCESSING & OUTSOURCED SERVICES-0.70%
DST Systems, Inc. (b)                                        198,505       14,193,108
                                                                       --------------
DIVERSIFIED METALS & MINING-1.10%
Freeport-McMoRan Copper & Gold, Inc.                         249,910       22,249,487
                                                                       --------------
EDUCATION SERVICES-1.04%
Apollo Group, Inc. -Class A (b)                              265,000       21,131,100
                                                                       --------------

                                                            SHARES         VALUE
                                                          ----------   --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-2.09%
CF Industries Holdings, Inc.                                 160,000   $   17,108,800
Mosaic Co. (The) (b)                                         276,391       25,154,345
                                                                       --------------
                                                                           42,263,145
                                                                       --------------
FOOTWEAR-1.83%
NIKE, Inc. -Class B                                          600,496       37,086,633
                                                                       --------------
HEALTH CARE DISTRIBUTORS-2.25%
McKesson Corp.                                               727,725       45,693,853
                                                                       --------------
HEALTH CARE EQUIPMENT-2.38%
Baxter International Inc.                                    793,408       48,191,602
                                                                       --------------
HEALTH CARE SERVICES-4.20%
Express Scripts, Inc. (b)                                    629,998       42,518,565
Medco Health Solutions, Inc. (b)                             849,882       42,562,091
                                                                       --------------
                                                                           85,080,656
                                                                       --------------
INDUSTRIAL CONGLOMERATES-1.45%
McDermott International, Inc. (b)                            621,741       29,333,740
                                                                       --------------
INTEGRATED OIL & GAS-3.81%
Exxon Mobil Corp.                                            227,718       19,674,835
Marathon Oil Corp.                                           526,921       24,686,249
Occidental Petroleum Corp.                                   485,031       32,919,054
                                                                       --------------
                                                                           77,280,138
                                                                       --------------
INTERNET RETAIL-0.86%
Expedia, Inc. (b)                                            753,000       17,334,060
                                                                       --------------
INTERNET SOFTWARE & SERVICES-1.79%
eBay Inc. (b)                                                467,000       12,557,630
Google Inc. -Class A (b)                                      41,865       23,624,420
                                                                       --------------
                                                                           36,182,050
                                                                       --------------
INVESTMENT BANKING & BROKERAGE-1.58%
Goldman Sachs Group, Inc. (The)                              159,928       32,108,745
                                                                       --------------
IT CONSULTING & OTHER SERVICES-2.84%
Accenture Ltd. -Class A                                    1,663,738       57,598,610
                                                                       --------------
LIFE & HEALTH INSURANCE-1.76%
Prudential Financial, Inc.                                   421,595       35,569,970
                                                                       --------------
LIFE SCIENCES TOOLS & SERVICES-1.07%
Invitrogen Corp. (b)                                         252,085       21,596,122
                                                                       --------------
MANAGED HEALTH CARE-4.95%
Coventry Health Care, Inc. (b)                               429,261       24,287,587
UnitedHealth Group Inc.                                      638,429       32,457,730
WellPoint Inc. (b)                                           557,622       43,606,041
                                                                       --------------
                                                                          100,351,358
                                                                       --------------

AIM LARGE CAP GROWTH FUND

                                                            SHARES         VALUE
                                                          ----------   --------------
OIL & GAS EQUIPMENT & SERVICES-1.14%
National-Oilwell Varco Inc. (b)                              384,824   $   23,177,950
                                                                       --------------
OIL & GAS REFINING & MARKETING-0.73%
Valero Energy Corp.                                          248,595       14,714,338
                                                                       --------------
PHARMACEUTICALS-1.50%
Merck & Co. Inc.                                             655,726       30,346,999
                                                                       --------------
PROPERTY & CASUALTY INSURANCE-0.80%
Chubb Corp. (The)                                            314,294       16,277,286
                                                                       --------------
SEMICONDUCTOR EQUIPMENT-1.03%
MEMC Electronic Materials, Inc. (b)                          292,000       20,866,320
                                                                       --------------
SEMICONDUCTORS-2.18%
Intel Corp.                                                  667,741       14,156,109
NVIDIA Corp. (b)                                             565,237       13,899,178
Texas Instruments Inc.                                       520,081       16,086,105
                                                                       --------------
                                                                           44,141,392
                                                                       --------------
SOFT DRINKS-1.58%
PepsiCo, Inc.                                                469,407       32,008,863
                                                                       --------------
SPECIALIZED FINANCE-0.89%
Nasdaq Stock Market Inc. (b)                                 390,501       18,068,481
                                                                       --------------
SYSTEMS SOFTWARE-5.51%
BMC Software, Inc. (b)                                       749,969       24,029,007
Microsoft Corp.                                            1,583,410       51,619,166
Oracle Corp. (b)                                           1,749,613       35,954,547
                                                                       --------------
                                                                          111,602,720
                                                                       --------------
   Total Common Stocks & Other Equity Interests
      (Cost $1,344,219,704)                                             1,650,743,015
                                                                       --------------

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-15.43%
BRAZIL-0.82%
Unibanco-Uniao de Bancos Brasileiros S.A. -GDR
   (Diversified Banks)                                       126,667       16,568,043
                                                                       --------------
CANADA-0.68%
Research In Motion Ltd. (Communications Equipment) (b)       145,958       13,702,537
                                                                       --------------
FINLAND-2.15%
Nokia Oyj -ADR (Communications Equipment)                  1,176,085       43,456,341
                                                                       --------------
HONG KONG-1.45%
China Mobile Ltd. (Wireless Telecommunication
   Services) (c)                                           1,984,000       29,298,009
                                                                       --------------
ISRAEL-0.85%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                         376,000       17,311,040
                                                                       --------------

                                                            SHARES         VALUE
                                                          ----------   --------------
MEXICO-1.97%
America Movil S.A.B de C.V. -Series L -ADR
   (Wireless Telecommunication Services)                     666,836   $   39,950,145
                                                                       --------------
SWITZERLAND-4.20%
ABB Ltd. (Heavy Electrical Equipment) (c)                  2,107,807       52,733,279
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals)                                                123,000       32,434,308
                                                                       --------------
                                                                           85,167,587
                                                                       --------------
UNITED KINGDOM-3.31%
Diageo PLC (Distillers & Vintners)                         1,660,000       33,406,889
Rio Tinto PLC -ADR (Diversified Metals & Mining) (d)          82,666       33,640,929
                                                                       --------------
                                                                           67,047,818
                                                                       --------------
   Total Foreign Common Stocks & Other Equity Interests
      (Cost $202,468,312)                                                 312,501,520
                                                                       --------------
PREFERRED STOCKS-0.86%
BREWERS-0.86%
Companhia de Bebidas das Americas -Pfd.-ADR (Brazil)
(Cost $17,345,987)                                           245,839       17,474,236
                                                                       --------------
MONEY MARKET FUNDS-2.01%
Liquid Assets Portfolio -Institutional Class(e)           20,386,541       20,386,541
Premier Portfolio -Institutional Class(e)                 20,386,541       20,386,541
                                                                       --------------
   Total Money Market Funds
      (Cost $40,773,082)                                                   40,773,082
                                                                       --------------
TOTAL INVESTMENTS (excluding investments purchased with
   cash collateral from securities on loan)-99.77%
   (Cost $1,604,807,085)                                                2,021,491,853
                                                                       --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-0.00%
Liquid Assets Portfolio -Institutional Class
   (Cost $58,763)(e)(f)                                       58,763           58,763
                                                                       --------------
TOTAL INVESTMENTS-99.77%
   (Cost $1,604,865,848)                                                2,021,550,616
                                                                       --------------
OTHER ASSETS LESS LIABILITIES-0.23%                                         4,583,340
                                                                       --------------
NET ASSETS-100.00%                                                     $2,026,133,956
                                                                       ==============

Investment Abbreviations:

ADR    --  American Depositary Receipt
GDR    --  Global Depositary Receipt
Pfd.   --  Preferred

See accompanying notes which are an integral part of this schedule.

AIM LARGE CAP GROWTH FUND

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $82,031,288, which represented 4.06% of the Fund's Net Assets. See Note 1A.

(d)  All or a portion of this security was out on loan at January 31, 2008.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

AIM LARGE CAP GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM LARGE CAP GROWTH FUND

A. SECURITY VALUATIONS-(CONTINUED)- Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM LARGE CAP GROWTH FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE       PURCHASES      PROCEEDS        VALUE      DIVIDEND
FUND                         10/31/07       AT COST      FROM SALES      01/31/08     INCOME
----                        ----------   ------------   ------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $4,182,068   $ 55,831,806   $(39,627,333)  $20,386,541   $ 88,560
Premier  Portfolio-
   Institutional Class       4,182,068     55,831,806    (39,627,333)   20,386,541     88,800
                            ----------   ------------   ------------   -----------   --------
   SUBTOTAL                 $8,364,136   $111,663,612   $(79,254,666)  $40,773,082   $177,360
                            ==========   ============   ============   ===========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE      PURCHASES       PROCEEDS        VALUE      DIVIDEND
FUND                          10/31/07      AT COST       FROM SALES      01/31/08     INCOME*
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $ 3,247,405   $ 80,755,420   $ (83,944,062)  $    58,763   $ 10,286
                            -----------   ------------   -------------   -----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $11,611,541   $192,419,032   $(163,198,728)  $40,831,845   $187,646
                            ===========   ============   =============   ===========   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $61,043 were on loan to brokers. The loans were secured by cash collateral of $62,288 received by the Fund and $58,763 was subsequently invested in affiliated money market funds. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $10,286 for securities lending transactions, which are net of compensation to counterparties.

AIM LARGE CAP GROWTH FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $220,256,356 and $307,392,382, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $439,882,952
Aggregate unrealized (depreciation) of investment securities    (35,758,286)
                                                               ------------
Net unrealized appreciation of investment securities           $404,124,666
                                                               ============

Cost of investments for tax purposes is $1,617,425,950.

Item 2. Controls and Procedures.

     (a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 31, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 31, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.